INCOME TAXES	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 14 - INCOME TAXES

Corporate income taxes

Cayman Islands

The Company was incorporated in the Cayman Islands and is not subject to tax on income or capital gains under the laws of the Cayman Islands. The Company mainly conducts its operating business through its subsidiaries in the PRC and Hong Kong. Additionally, the Cayman Islands does not impose a withholding tax on payments of dividends to shareholders.

British Virgin Islands

The Company’s subsidiary incorporated in the BVI is not subject to taxation.

Hong Kong

The Company’s Hong Kong subsidiaries, including Hing Fat Industrial Limited, Kambo Locksets Limited, Bamberg (HK) Limited and Kambo Hardware Limited, are subject to Hong Kong Profits Tax on their taxable income as reported in their statutory financial statements adjusted in accordance with relevant Hong Kong tax laws. Hong Kong Profits Tax was calculated at 16.5% of the estimated assessable profit for 2025 and 2024. Tax losses can be carried forward to offset profits in future years until fully absorbed but cannot be carried back.

PRC

The Company’s PRC operating subsidiary, Dongguan Xingfa Hardware Products Co., Ltd, is governed by the income tax laws of the PRC and the income tax provisions in respect to operations in the PRC is calculated at the applicable tax rate on the taxable income for the periods based on existing legislation, interpretations and practices in respect thereof. Under the Enterprise Income Tax Laws of the PRC (the “EIT Laws”), Chinese enterprises are subject to an income tax rate of 25% after appropriate tax adjustments. Tax losses incurred by PRC enterprises can generally be carried forward for up to five years, subject to the satisfaction of applicable tax filing and compliance requirements, through 2030.

The components of the income tax provision (benefit) were follows:

	For the years ended
	December 31,
	2025	2024	2023
Current income tax provision	$25,854	$83,214	$56,237
Deferred income tax benefit	—	—	—
Total	$25,854	$83,214	$56,237

(Loss) before provision for income taxes was attributable to the following geographic locations for the years ended December 31:

	For the years ended
	December 31,
	2025	2024	2023
Cayman and BVI	$(13,969,798)	$(2,076,775)	$(1,658,203)
Hong Kong	(2,050,171)	(1,871,990)	(1,959,799)
PRC	(3,301,616)	341,692	172,723
Total	$(19,321,585)	$(3,607,073)	$(3,445,281)

Significant components of deferred tax assets are as follows:

	As of December 31,
	2025	2024
Deferred tax assets:
Net operating loss carry forwards	$1,645,202	$1,306,923
Total deferred tax assets	1,645,202	1,306,923
Deferred tax liabilities:
Depreciation	—	—
Total deferred tax liabilities	—	—

Total deferred tax assets-net	1,645,202	1,306,923
Less: Valuation allowance	(1,645,202)	(1,306,923)
Deferred tax assets, net	$—	$—

Future tax benefits which may arise as a result of net operating loss carry-forward have not been recognized in the accompanying consolidated financial statements as their realization has not been determined likely to occur. As of December 31, 2025 and 2024, the Company believes it is more likely than not that its PRC and HK subsidiaries will be unable to fully utilize their deferred tax assets related to their net operating loss carry-forward in the PRC and Hong Kong. If the Company is unable to generate taxable income in its PRC and Hong Kong operations, it is more likely than not that it will not have sufficient income to recognize the net deferred tax assets. As a result, the Company provided a 100% valuation allowance on its net deferred tax assets of approximately $1,645,202 and $1,306,923 for its operations in the PRC and Hong Kong as of December 31, 2025 and 2024, respectively. The valuation allowance increased by $338,278, $333,993 and $336,242 during 2025, 2024 and 2023, respectively.

Reconciliation of effective income tax rate is as follows:

	For the years ended
	December 31, 2025
	Amount	Percentage
Statutory income tax rate	(4,830,396)	(25.0)%
Tax effect of permanent difference	851,256	4.4
Foreign tax effect in Hong Kong
Statutory income tax rate difference between Hong Kong and China	174,265	0.9
Change in valuation allowance	338,279	1.8
Tax effect of tax exempt in Cayman and BVI	3,492,450	18.1
Effective income tax	25,854	0.1%

	For the years ended
	December 31,
	2024	2023
PRC statutory tax rate	25%	25%
Effect of tax rate differential (HK)	(4.4)	(4.8)
Tax effect of non-deductible expenses	0.3	(0.6)
Valuation allowance	(18.5)	(18.0)
Effective tax rate	2.4%	1.6%

Uncertain tax position

There were no uncertain tax positions as of December 31, 2025 and 2024 and management does not anticipate any potential future adjustments which would result in a material change to its tax positions. For 2025, 2024 and 2023, the Company did not incur any tax related interest or penalties.